Revenue recognition - Geographic (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographical information
Net sales	€ 24,911	€ 22,202	€ 21,852
Satisfied performance obligations	1,600	1,700
Submarine Networks
Geographical information
Net sales	1,150	929	697
Asia Pacific
Geographical information
Net sales	2,648	2,472	2,652
Europe
Geographical information
Net sales	6,662	6,313	6,092
Greater China
Geographical information
Net sales	1,581	1,512	1,497
India region
Geographical information
Net sales	1,290	1,035	953
Latin America
Geographical information
Net sales	1,223	983	954
Middle East and Africa
Geographical information
Net sales	1,969	1,771	1,886
North America
Geographical information
Net sales	€ 8,388	€ 7,187	€ 7,121